Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–80.13%(b)(c)
Aerospace & Defense–4.09%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	7.53%	10/03/2026	EUR	14,104	$ 13,523,823

Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.75%)	8.90%	07/02/2029		$ 4,004	3,955,146

Term Loan (1 mo. USD LIBOR + 2.50%)	7.75%	06/07/2028		14,911	14,439,719

Castlelake Aviation Ltd.
Incremental Term Loan (1 mo. Term SOFR + 2.75%)	7.78%	10/22/2027		5,792	5,682,270

Term Loan (3 mo. USD LIBOR + 2.75%)	7.62%	10/22/2026		12,847	12,636,166

Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	8.75%	04/08/2026		6,032	5,896,475

Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	8.75%	04/08/2026		3,237	3,163,715

Greenrock Finance, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.35%)	9.25%	06/21/2029		313	298,453

Term Loan (3 mo. Term SOFR + 4.25%)	9.25%	06/21/2029		678	646,649

KKR Apple Bidco LLC
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.15%	09/22/2028		3,032	3,012,240

First Lien Term Loan (1 mo. Term SOFR + 2.75%)	9.27%	09/22/2028		14,904	14,515,857

Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.98%	02/01/2029		9,237	8,805,255

Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	8.90%	09/13/2029		5,348	5,304,567

Rand Parent LLC (Atlas Air), Term Loan B (1 mo. Term SOFR + 4.25%)	9.13%	02/09/2030		7,682	6,631,992

Spirit AeroSystems, Inc., Term Loan B (1 mo. Term SOFR + 4.50%)	9.55%	01/14/2027		6,608	6,613,798

Titan Acquisition Holdings L.P., Term Loan B(d)	1.00%	04/27/2030		3,484	3,431,727

TransDigm, Inc.
Term Loan H (1 mo. Term SOFR + 3.25%)	8.15%	02/28/2027		494	493,015

Term Loan I (1 mo. Term SOFR + 3.25%)	8.15%	08/10/2028		17,357	17,283,175

					126,334,042

Air Transport–2.24%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. USD LIBOR + 4.75%)	10.00%	04/20/2028		30,762	30,947,156

American Airlines, Inc., Term Loan (1 mo. Term SOFR + 2.75%)	8.15%	02/09/2028		2,064	1,991,439

United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.89%	04/21/2028		24,912	24,825,498

WestJet Airlines Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	8.25%	12/11/2026		12,239	11,336,258

					69,100,351

Automotive–1.95%
Adient PLC, Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.52%	04/10/2028		8,376	8,367,891

American Axle & Manufacturing, Inc., Term Loan B (1 mo. Term SOFR + 3.50%)	8.50%	12/08/2029		1,443	1,422,963

Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	9.75%	04/06/2028		9,805	9,610,116

Belron Group S.A., First Lien Term Loan B (1 mo. Term SOFR + 2.75%)	7.83%	04/06/2029		3,930	3,920,064

Constellation Auto (CONSTE/BCA) (United Kingdom)
First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	8.18%	07/28/2028	GBP	1,187	1,274,892

Second Lien Term Loan B-1 (1 mo. SONIA + 7.50%)	11.43%	07/27/2029	GBP	5,046	3,438,935

DexKo Global, Inc., First Lien Term Loan (1 mo. Term SOFR + 6.50%)	11.40%	10/04/2028		1,328	1,278,239

Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	12/16/2028		2,312	2,230,786

First Brands Group Intermediate LLC
Term Loan B (6 mo. Term SOFR + 5.00%)	10.25%	03/30/2027		7,022	6,783,676

Term Loan B (1 mo. Term SOFR + 5.00%)	10.25%	03/30/2027		9,410	9,057,024

Garrett Borrowing LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.66%	04/30/2028		1,167	1,098,766

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	9.75%	11/09/2027		6,106	5,869,389

Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.27%	05/04/2028		6,184	5,975,153

					60,327,894

Beverage & Tobacco–0.74%
Al Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.80%	07/31/2028		12,638	12,197,901

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Beverage & Tobacco–(continued)
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.76%	03/31/2028		$ 21,660	$ 10,721,975

					22,919,876

Brokers, Dealers & Investment Houses–0.12%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	11.63%	08/05/2029		143	125,765

Zebra Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	8.19%	11/01/2028		3,801	3,723,584

					3,849,349

Building & Development–1.54%
Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	10.11%	04/01/2028		12,100	9,276,839

Flakt Woods (Fusilli Holdco) (France), Term Loan B (3 mo. EURIBOR + 6.00%) (Acquired 02/01/2022-03/03/2022; Cost $3,871,999)(e)	2.00%	10/12/2023	EUR	1,700	1,664,593

Icebox Holdco III, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	12/22/2028		3,218	3,103,824

LBM Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	12/17/2027		5	4,579

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	10.00%	02/16/2029		12,814	9,991,140

Mayfair Mall LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(d)	8.55%	04/20/2024		3,547	3,227,477

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.50%	04/29/2029		8,759	8,356,887

Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	7.78%	02/01/2027		1,262	1,253,400

Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	03/18/2029		5,552	5,522,257

Standard Industries, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.71%	09/22/2028		1,984	1,973,799

TAMKO Building Products LLC, Term Loan(f)	–	05/29/2026		3,377	3,284,627

					47,659,422

Business Equipment & Services–8.36%
Aegion Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	05/17/2028		371	364,955

Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. USD LIBOR + 3.75%)	9.00%	05/12/2028		805	758,326

Asurion LLC, Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	8.15%	11/03/2024		3,306	3,299,265

Camelot Finance L.P.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	8.27%	10/30/2026		6,336	6,273,031

Term Loan (1 mo. USD LIBOR + 3.00%)	8.27%	10/30/2026		4,356	4,312,751

Checkout Holding Corp.
Term Loan (1 mo. USD LIBOR + 10.00%)(d)	10.00%	06/30/2023		10	10,424

Term Loan(d)	15.32%	09/08/2029		1	23

Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.65%	05/17/2028		9,674	9,291,403

Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.70%	02/15/2029		3,742	3,082,886

Term Loan B (1 mo. USD LIBOR + 4.00%)	9.20%	02/10/2028		7,006	6,529,433

Corp. Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	11/02/2029		4,796	4,797,462

Creation Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 5.50%)	10.72%	10/05/2028		6,256	5,708,189

Dakota Holding Corp.
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.65%	04/09/2027		8,843	8,421,621

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.91%	04/07/2028		1,901	1,759,397

Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.25%)	8.39%	01/18/2029		2,813	2,790,401

Revolver Loan(d)(f)	–	09/11/2025		2,032	2,002,825

Revolver Loan(d)(g)	0.00%	09/11/2025		11,786	11,616,384

Term Loan (1 mo. USD LIBOR + 3.25%)	8.41%	02/06/2026		8,919	8,878,677

Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.34%	02/01/2029		7,018	6,847,989

Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	9.44%	10/30/2026		4,447	4,385,358

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	05/12/2028		14,280	13,476,721

I-Logic Tech Bidco Ltd. (United Kingdom), Term Loan(f)	–	02/16/2028		1,053	1,018,607

iQor US, Inc.
Second Lien Term Loan(f)	–	11/19/2025		15,671	11,753,610

Term Loan (1 mo. USD LIBOR + 7.50%)	12.64%	11/19/2024		11,474	11,349,844

Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.50%)	9.72%	10/28/2027		9,251	8,324,165

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
KronosNet CX Bidco (Comspa Konecta) (Spain)
Term Loan B (3 mo. EURIBOR + 5.75%)	8.96%	09/30/2029	EUR	2,093	$ 2,082,463

Term Loan B(f)	–	10/14/2029	EUR	740	735,947

Monitronics International, Inc.
DIP Term Loan A (1 mo. Term SOFR + 7.00%)(d)	12.33%	06/27/2023		$ 13,748	13,541,940

DIP Term Loan B (1 mo. Term SOFR + 7.00%)(d)	12.09%	11/17/2023		4,604	4,534,992

Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 08/30/2019-01/28/2021; Cost $31,175,990)(e)(h)(i)	12.77%	03/29/2024		36,289	18,805,637

Orchid Merger Sub II LLC, Term Loan (6 mo. Term SOFR + 4.75%)	9.80%	07/27/2027		10,444	7,624,500

Prime Security Services Borrower LLC, First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	7.84%	09/23/2026		1,337	1,330,781

QA Group (IndigoCyan) (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	9.30%	06/23/2024	GBP	8,612	10,382,164

Red Ventures LLC (New Imagitas, Inc.), Term Loan B (1 mo. Term SOFR + 3.00%)	8.15%	02/24/2030		7,711	7,534,870

Sitel Worldwide Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	8.91%	08/28/2028		391	375,328

Skillsoft Corp., Term Loan (1 mo. Term SOFR + 4.75%)	10.42%	07/14/2028		4,120	3,534,312

Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	9.68%	06/05/2028	GBP	1,505	1,617,577

Spin Holdco, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.99%	03/04/2028		27,912	22,534,402

Tempo Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	8.15%	08/31/2028		3,088	3,084,057

Trans Union LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	7.52%	11/30/2028		5,804	5,767,470

Verra Mobility Corp., Term Loan B (1 mo. Term SOFR + 3.25%)	8.52%	03/19/2028		7,621	7,614,108

Virtusa Corp.
Incremental Term Loan B (1 mo. Term SOFR + 3.75%)	9.00%	02/08/2029		3,219	3,169,552

Term Loan (1 mo. USD LIBOR + 3.75%)	9.33%	02/11/2028		1,872	1,845,042

WebHelp (France), Term Loan B (1 mo. Term SOFR + 4.00%)	8.55%	08/04/2028		5,206	5,188,294

					258,357,183

Cable & Satellite Television–2.55%
Altice Financing S.A. (Luxembourg), Term Loan	9.99%	10/31/2027		13,403	12,520,987

Atlantic Broadband Finance LLC, Incremental Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	7.77%	09/01/2028		1,115	1,082,708

CSC Holdings LLC
Term Loan (1 mo. Term SOFR + 2.50%)	7.61%	04/15/2027		565	478,304

Term Loan B (1 mo. Term SOFR + 4.50%)	9.56%	01/15/2028		13,001	11,522,303

Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (1 mo. Term SOFR + 4.00%)	9.32%	08/14/2026		9,453	8,584,829

Term Loan B-12 (1 mo. Term SOFR + 3.69%)	8.95%	01/31/2026		18,942	17,189,746

UPC - LG, Term Loan AX (1 mo. USD LIBOR + 2.93%)	8.03%	01/31/2029		10,002	9,599,574

Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	7.61%	01/31/2028		6,928	6,662,141

Term Loan Q (1 mo. USD LIBOR + 3.25%)	8.36%	01/31/2029		3,195	3,108,008

Term Loan Y (1 mo. Term SOFR + 3.25%)	8.11%	03/06/2031		8,195	7,903,908

					78,652,508

Chemicals & Plastics–3.86%
AkzoNoble Chemicals
Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.99%	03/03/2028		3,464	3,413,527

Term Loan (3 mo. USD LIBOR + 2.75%)	7.90%	10/01/2025		9,314	9,298,097

Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.90%	11/24/2028		4,299	3,818,610

Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%)	9.71%	08/27/2026		6,996	6,674,331

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-4 (1 mo. Term SOFR + 3.00%)	7.90%	12/20/2029		5,456	5,466,818

BES (Discovery Purchaser Corp.), First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.28%	10/03/2029		1,391	1,315,567

Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.02%	12/01/2027		4,111	4,004,939

Colouroz Investment LLC (Germany)
First Lien Term Loan(f)	–	09/21/2023	EUR	14	10,366

First Lien Term Loan B-2(f)	–	09/21/2023		44	29,500

First Lien Term Loan B-5(f)	–	09/21/2023	EUR	1	226

First Lien Term Loan C(f)	–	09/21/2023		23	15,743

PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.52% Cash Rate(j)	5.75%	09/21/2024		157	67,965

Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	8.40%	03/16/2025		862	851,977

Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	10.52%	11/01/2028		11,045	9,959,106

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	9.05%	05/28/2029		$ 2,479	$ 2,348,425

Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	8.31%	12/31/2027		8,022	8,011,429

ICP Group Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	12/29/2027		6,870	5,329,427

Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	9.00%	03/03/2030		2,618	2,608,278

Ineos US Finance LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	9.00%	11/08/2027		12,554	12,511,321

Term Loan (1 mo. Term SOFR + 3.50%)	8.75%	02/09/2030		5,356	5,318,513

Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	6.94%	12/23/2027	EUR	14	13,838

Momentive Performance Materials USA, Inc., Term loan B (1 mo. Term SOFR + 4.50%)	9.65%	03/22/2028		5,846	5,750,706

Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.93%	11/03/2025		1,961	1,923,072

Quantix, Incremental Term Loan (3 mo. Term SOFR + 6.25%)(d)	13.25%	05/03/2025		4,903	4,854,182

Tronox Finance LLC, Incremental Term Loan B (3 mo. Term SOFR + 3.25%)	8.15%	03/03/2029		6,574	6,543,096

Vertellus
Revolver Loan (1 mo. USD LIBOR + 5.75%)(d)	10.89%	12/22/2025		314	294,535

Revolver Loan(d)(g)	0.00%	12/22/2025		576	540,715

Term Loan B (6 mo. Term SOFR + 5.75%)(d)	10.84%	12/22/2027		7,241	6,951,707

W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.94%	09/22/2028		11,251	11,148,742

					119,074,758

Clothing & Textiles–0.77%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.75%	12/21/2028		15,305	14,929,705

Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	11.25%	12/20/2029		2,770	2,589,735

BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	8.59%	04/28/2028		6,398	6,318,530

					23,837,970

Conglomerates–0.45%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	8.00%	01/03/2029		3,246	3,252,601

Safe Fleet Holdings LLC
First Lien Incremental Term Loan (1 mo. Term SOFR + 5.00%)(d)	10.19%	02/23/2029		1,236	1,229,749

Term Loan B (1 mo. Term SOFR + 3.75%)	8.94%	02/17/2029		9,477	9,282,086

					13,764,436

Containers & Glass Products–2.07%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	8.79%	03/11/2028		5,335	5,173,393

Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%) (Acquired 08/26/2020-03/23/2022; Cost $7,956,107)(e)	7.49%	10/31/2023	EUR	16,109	14,670,717

Term Loan B-3-A (3 mo. EURIBOR + 4.25%) (Acquired 09/01/2020-12/23/2020; Cost $1,407,356)(e)	7.71%	10/31/2023	EUR	6,460	5,882,909

LABL, Inc. (Multi-Color), Term Loan (1 mo. USD LIBOR + 5.00%)	10.25%	10/29/2028		11,229	10,956,716

Libbey Glass, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%)(d)	8.84%	11/22/2027		12,240	12,301,541

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)(d)	9.40%	07/07/2028		3,559	3,372,087

Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.84%	10/04/2028		6,526	5,574,395

Second Lien Term Loan (6 mo. USD LIBOR + 7.00%)	12.09%	10/04/2029		1,504	924,965

Refresco Group N.V. (Netherlands), Term Loan B (3 mo. Term SOFR + 4.25%)	9.34%	07/12/2029		4,984	4,929,833

					63,786,556

Cosmetics & Toiletries–0.79%
Bausch and Lomb, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.46%	05/10/2027		18,841	18,255,373

Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	7.41%	04/05/2025		3,540	3,533,254

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.24%	06/29/2028	EUR	2,832	2,718,293

					24,506,920

Drugs–0.18%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	7.41%	11/15/2027		1,640	1,579,004

Perrigo Investments LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.50%	04/06/2029		4,034	3,987,586

					5,566,590

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Ecological Services & Equipment–0.65%
Anticimex (Sweden), Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	8.45%	11/16/2028		$ 3,014	$ 2,948,577

EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/11/2025		7,134	7,016,150

GFL Environmental, Inc. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	8.15%	05/28/2027		1,107	1,106,204

Groundworks LLC
Delayed Draw Term Loan(d)(g)	0.00%	01/31/2030		829	816,792

Revolver Loan(d)(g)	0.00%	01/31/2030		531	514,786

Term Loan B (1 mo. Term SOFR + 6.50%)(d)	11.56%	01/31/2030		4,544	4,407,859

TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(d)	13.77%	11/02/2028		5,636	3,409,549

					20,219,917

Electronics & Electrical–8.91%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. Term SOFR + 5.60%)	10.49%	02/01/2030		1,428	1,265,790

AppLovin Corp., Term Loan (3 mo. Term SOFR + 3.00%)	8.25%	10/25/2028		3,963	3,911,782

Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	7.20%	10/02/2025	EUR	134	141,948

Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	9.15%	04/18/2025		5,446	5,371,668

CommerceHub, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	9.22%	01/01/2028		7,567	6,656,074

CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	04/06/2026		8,163	7,685,787

Diebold Nixdorf, Inc.
Term Loan (1 mo. Term SOFR + 5.25%)	10.50%	07/15/2025		2,023	528,600

Term Loan (1 mo. Term SOFR + 6.40%)	11.63%	07/15/2025		2,298	2,714,887

Digi International, Inc., Term Loan (6 mo. USD LIBOR + 5.00%)(d)	10.15%	11/01/2028		5,234	5,240,626

E2Open LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.65%	02/04/2028		3,335	3,295,591

Energizer Holdings, Inc., Term Loan (1 mo. Term SOFR + 2.25%)	7.45%	12/22/2027		2,913	2,887,803

Entegris, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.90%	07/06/2029		9,550	9,547,445

EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	07/01/2028		1,392	1,386,149

Go Daddy Operating Co. LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.15%	11/09/2029		495	495,427

GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.90%	08/31/2027		26,344	16,195,655

Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	13.13%	01/11/2027		5,160	4,091,745

Term Loan (3 mo. USD LIBOR + 4.00%)	9.34%	01/10/2026		4,882	4,363,563

Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	7.75%	10/17/2028	EUR	3,123	3,274,537

Infinite Electronics, Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	12.16%	03/02/2029		1,609	1,391,408

Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	7.94%	10/15/2028		4,409	4,386,337

Internap Corp., Second Lien Term Loan(d)(h)(i)	13.60%	05/08/2025		7,475	3,737,511

Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan(d)	11.05%	08/17/2028	GBP	2,224	2,708,801

Term Loan 1(d)	11.81%	08/17/2028		2,941	2,811,359

Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	10.14%	08/13/2028		12,808	10,427,552

McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.53%	07/27/2029		1,712	1,074,408

Term Loan B (1 mo. USD LIBOR + 4.75%)	10.03%	07/27/2028		4,497	3,206,175

McAfee LLC, Term Loan B-1 (1 mo. Term SOFR + 4.50%)	8.84%	03/01/2029		9,609	9,028,097

Mirion Technologies, Inc., Term Loan (6 mo. USD LIBOR + 2.75%)	7.90%	10/20/2028		6,777	6,694,030

Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/16/2020-02/01/2022; Cost $12,314,920)(e)	11.41%	04/29/2026		13,546	12,055,992

Native Instruments (Germany), Term Loan (3 mo. USD LIBOR + 6.00%)(d)	8.85%	03/03/2028	EUR	5,364	5,326,318

NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	7.78%	08/28/2026		5,065	4,988,686

Oberthur Tech, Term Loan B (3 mo. USD LIBOR + 4.50%)	9.66%	01/09/2026		777	774,105

Open Text Corp. (Canada), Incremental Term Loan B (1 mo. Term SOFR + 3.50%)	8.75%	08/27/2029		13,620	13,608,168

Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	5.94%	06/23/2028	EUR	5,000	4,989,119

Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	9.40%	01/02/2025		5,402	5,311,883

Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	8.40%	08/31/2028		6,961	6,736,741

Quest Software US Holdings, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.70%	01/20/2030		938	682,854

Term Loan B (3 mo. Term SOFR + 4.25%)	9.45%	01/19/2029		19,752	16,793,935

RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	8.15%	04/24/2028		5,369	5,170,907

Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 11.33% Cash Rate(j)	2.00%	12/07/2026		20,483	5,499,727

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.65%	10/31/2025		$ 3,500	$ 3,297,850

Second Lien Term Loan (1 mo. SOFR + 8.00%)	13.15%	11/02/2026		1,652	1,447,581

SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/16/2025		4,858	4,788,335

Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.66%	05/18/2026		1,804	1,683,191

Ultimate Software Group, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	8.27%	05/04/2026		8,127	7,818,872

First Lien Term Loan (3 mo. Term SOFR + 3.75%)	8.90%	05/04/2026		5,378	5,199,593

Second Lien Incremental Term Loan (3 mo. Term SOFR + 5.25%)	10.27%	05/03/2027		1,068	1,010,239

UST Holdings Ltd., Term Loan B (1 mo. Term SOFR + 3.75%)	8.77%	11/19/2028		5,463	5,369,468

Utimaco (Germany)
Term Loan B-1 (3 mo. USD LIBOR + 6.25%)(d)	9.71%	05/31/2029	EUR	13,364	13,855,943

Term Loan B-2 (3 mo. Term SOFR + 6.25%)(d)	11.56%	05/31/2029		7,500	7,155,289

Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	09/01/2025		13,731	10,411,253

WebPros, Term Loan (3 mo. USD LIBOR + 5.25%)	10.41%	02/18/2027		6,770	6,687,134

					275,183,938

Financial Intermediaries–0.95%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	04/07/2028		8,030	7,720,713

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.90%	07/20/2026		705	668,864

LendingTree, Inc., First Lien Delayed Draw Term Loan B (1 mo. USD LIBOR + 3.75%)	8.91%	09/15/2028		10,119	7,817,148

MoneyGram International, Inc., First Lien Term Loan B(f)	–	07/21/2026		3,963	3,958,671

Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	9.13%	02/18/2027		4,842	4,636,039

Virtue (Vistra+Tricor/Thevelia LLC)
First Lien Term Loan B (3 mo. SOFR + 4.00%)	9.05%	06/17/2029		3,375	3,324,908

First Lien Term Loan B(f)	–	06/22/2029		1,157	1,151,351

Incremental Term Loan (1 mo. EURIBOR + 3.75%)	6.96%	10/26/2025	EUR	6	6,426

					29,284,120

Food Products–2.26%
Biscuit Hld S.A.S.U. (BISPOU/Cookie Acq) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	7.27%	02/15/2027	EUR	16,538	14,998,925

Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	10.15%	10/18/2028		3,047	2,620,736

First Lien Term Loan (1 mo. Term SOFR + 5.00%)(d)	10.15%	10/18/2028		19,422	16,702,729

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(d)	13.15%	10/08/2029		4,194	3,460,155

H-Food Holdings LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	9.58%	05/23/2025		2,395	1,960,664

Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	10.58%	05/23/2025		734	606,965

Term Loan (3 mo. USD LIBOR + 3.69%)	9.27%	05/23/2025		7,811	6,383,944

Nomad Foods US LLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	8.56%	11/10/2029		2,212	2,214,455

Panther BF Aggregator 2 L.P. (Canada), Term Loan B (1 mo. Term SOFR + 3.75%)	8.90%	04/20/2030		5,186	5,144,001

Sigma Bidco B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	6.24%	07/02/2025	EUR	11,400	11,682,812

Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	7.46%	07/02/2025		1,847	1,791,186

United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	8.52%	10/22/2025		348	348,308

Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (6 mo. EURIBOR + 4.00%)	7.24%	09/29/2028	EUR	2,109	1,911,942

					69,826,822

Food Service–0.86%
Euro Garages (Netherlands), Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	02/07/2025		1,113	1,090,328

Financiere Pax S.A.S.
Revolver Loan(d)(g)	0.00%	01/02/2026	EUR	1,582	1,420,499

Term Loan B (6 mo. EURIBOR + 4.75%)	7.19%	07/01/2026	EUR	12,436	12,209,521

US Foods, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.75%)	7.90%	11/22/2028		4,439	4,439,129

Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.66%	04/13/2028		11,008	7,292,809

					26,452,286

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Health Care–1.81%
Ascend Learning LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.75%	12/11/2028		$ 3,190	$ 2,869,995
athenahealth Group, Inc.
Term Loan (1 mo. Term SOFR + 3.50%)	8.60%	02/15/2029		14,398	13,606,280

Delayed Draw Term Loan(g)	0.00%	02/15/2029		1,485	1,403,073

Biogroup-LCD (France), Term Loan	6.49%	04/25/2026	EUR	13	13,885

Bracket Intermediate Holding Corp (Signant), Term Loan (1 mo. Term SOFR + 5.00%)	10.17%	05/03/2028		4,020	3,925,462

Ethypharm (Financiere Verdi, Orphea Ltf) (France), Term Loan B (3 mo. SONIA+4.50%)	8.68%	04/17/2028	GBP	1,378	1,508,365

Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	9.77%	02/04/2027		3,910	3,619,117

Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	9.40%	03/14/2025		1,985	1,391,485

Term Loan (1 mo. USD LIBOR + 4.25%)	9.24%	10/02/2025		7,314	5,142,980

International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(d)	8.94%	09/07/2028		2,600	2,534,514

MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	12/18/2028		5,836	4,915,887

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	11.90%	12/17/2029		2,752	1,651,429

Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	6.99%	12/15/2027	EUR	10	10,855

Term Loan B-2 (3 mo. EURIBOR + 3.75%)	6.99%	12/15/2027	EUR	6	6,270

Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	8.00%	06/02/2028		3,729	3,720,370

Stamina BidCo B.V. (Synthon) (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	7.18%	11/02/2028	EUR	883	934,920

Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	10.24%	11/24/2028		3,533	3,479,584

Veonet (Blitz F21-433 GmbH) (Germany), First Lien Term Loan (3 mo. EURIBOR + 4.75%)	7.27%	03/14/2029	EUR	762	799,440

Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	9.15%	08/27/2025		1,493	1,492,107

Women’s Care Holdings, Inc. LLC
First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	9.65%	01/15/2028		1,575	1,441,727

Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.40%	01/15/2029		1,507	1,334,094

					55,801,839

Home Furnishings–2.16%
Hunter Douglas Holding B.V.
Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.67%	02/26/2029		17,837	16,461,688

Term Loan B-2 (3 mo. EURIBOR + 4.00%)	7.42%	02/26/2029	EUR	666	677,104

Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	9.39%	09/25/2028		15,281	14,523,677

Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)(h)(i)	0.00%	08/10/2023		8,185	8,182,905

Second Lien Term Loan(h)(i)	0.00%	08/10/2023		15,003	8,378,101

SIWF Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	11.25%	10/06/2028		9,266	7,717,528

TGP Holdings III LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	06/29/2028		1,656	1,375,710

VC GB Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	12.23%	07/01/2029		2,063	1,751,760

Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	9.50%	10/30/2027		1,534	1,345,763

Term Loan B (1 mo. USD LIBOR + 3.25%)	8.52%	10/30/2027		7,252	6,357,126

					66,771,362

Industrial Equipment–4.23%
Chart Industries, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.92%	03/14/2030		6,641	6,612,166

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. Term SOFR + 5.50%)	10.39%	06/08/2029		8,435	7,401,641

DXP Enterprises, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.44%	12/23/2027		5,808	5,800,595

EMRLD Borrower L.P. (Copeland), Term Loan B	1.00%	05/05/2030		10,350	10,240,237

Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	11.16%	05/21/2029		754	690,801

Kantar (Summer BC Bidco) (United Kingdom) Revolver Loan(d)(g)	0.00%	06/04/2026		8,641	7,819,946

Term Loan B (3 mo. USD LIBOR + 5.00%)	9.66%	12/04/2026		7,881	7,260,932

Term Loan B-3 (3 mo. EURIBOR + 4.25%)	7.05%	12/04/2026	EUR	1,204	1,207,136

Madison IAQ LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.30%	06/21/2028		3,626	3,479,424

MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.95%	08/17/2029		5,756	5,706,007

New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	9.16%	03/08/2025		4,601	4,094,827

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Industrial Equipment–(continued)
Robertshaw US Holding Corp.
First Lien Term Loan(d)	8.17%	02/28/2027		$ 5,579	$ 5,690,970

First Lien Term Loan(d)	10.75%	02/28/2027		3,526	2,961,694

First Lien Term Loan(d)	12.25%	02/28/2027		21,675	20,158,047

Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 6.00%)(d)	0.38%	03/31/2028		172	161,874

Revolver Loan(d)(g)	0.00%	03/31/2028		750	705,307

Term Loan (1 mo. Term SOFR + 6.00%)	12.75%	03/31/2028		13,749	13,301,872

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	8.60%	07/31/2027		17,294	16,713,684

Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	12.13%	11/19/2029		1,148	924,081

Term Loan B (1 mo. USD LIBOR + 3.75%)	8.88%	11/15/2028		11,213	9,821,997

					130,753,238

Insurance–1.74%
Acrisure LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	02/15/2027		14,720	13,739,302

First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	02/15/2027		4,752	4,445,550

First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	9.40%	02/15/2027		3,610	3,435,654

Term Loan (1 mo. Term SOFR + 5.75%)	10.82%	02/15/2027		4,518	4,455,490

Alliant Holdings Intermediate LLC
Term Loan(d)(f)	–	05/09/2025		3,951	3,902,392

Term Loan (1 mo. USD LIBOR + 3.50%)	8.63%	11/06/2027		896	875,016

AmWINS Group LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	02/19/2028		1,865	1,852,283

Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	8.25%	09/01/2027		5,459	5,454,987

Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.90%	02/21/2028		1,127	1,097,497

USI, Inc.
Term Loan (1 mo. USD LIBOR + 3.25%)	8.41%	12/02/2026		5,682	5,669,846

Term Loan (1 mo. Term SOFR + 3.75%)	8.65%	11/22/2029		9,007	8,880,088

					53,808,105

Leisure Goods, Activities & Movies–3.60%
Alpha Topco Ltd. (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.25%)	8.15%	01/15/2030		3,329	3,333,549

Callaway Golf Co., Term Loan B (1 mo. Term SOFR + 3.50%)	8.75%	03/09/2030		5,202	5,136,575

Carnival Corp., Incremental Term Loan (6 mo. USD LIBOR + 3.25%)	8.40%	10/18/2028		33,007	32,113,178

Crown Finance US, Inc.
DIP Term Loan (1 mo. Term SOFR + 10.00%)	15.03%	09/07/2023		20,466	20,838,712

First Lien Term Loan (3 mo. USD LIBOR + 2.50%) (Acquired 03/05/2020-02/14/2022; Cost $19,318,518)(e)(h)(i)	0.00%	02/28/2025		5,451	1,227,523

First Lien Term Loan (3 mo. EURIBOR + 2.63%) (Acquired 08/28/2020-12/15/2021; Cost $1,501,661)(e)(h)(i)	0.00%	02/28/2025	EUR	1,928	463,992

First Lien Term Loan (3 mo. USD LIBOR + 2.50%) (Acquired 02/27/2020-09/13/2021; Cost $6,858,162)(e)(h)(i)	0.00%	09/30/2026		14,275	3,214,246

Revolver Loan(f)(h)	–	02/28/2024		3,846	865,968

Revolver Loan(g)	0.00%	02/28/2024		70	15,825

Fitness International LLC, Term Loan B (3 mo. Term SOFR + 3.25%)	8.45%	04/18/2025		2,900	2,783,355

Global University Systems (Netherlands), Term Loan B (6 mo. EURIBOR + 3.25%)	6.91%	01/29/2027	EUR	1,035	1,032,754

Nord Anglia Education, Term Loan B (1 mo. Term SOFR + 4.50%)	9.76%	01/25/2028		2,414	2,402,894

Parques Reunidos (Piolin Bidco s.a.u) (Spain)
Revolver Loan(d)	6.46%	03/16/2026	EUR	1,678	1,704,933

Revolver Loan(d)(g)	0.00%	03/16/2026		963	978,132

Royal Caribbean Cruises
Revolver Loan(f)	–	04/05/2024		12,468	12,031,249

Revolver Loan(g)	0.00%	04/05/2024		3,196	3,083,646

Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	6.74%	02/27/2027	EUR	5,217	4,559,565

SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	8.19%	08/25/2028		6,979	6,913,653

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC (United Kingdom)
First Lien Term Loan (3 mo. SONIA + 3.75%)(d)(i)	5.74%	07/03/2025	GBP	2,500	$ 1,718,206

Term Loan (6 mo. EURIBOR + 8.00%)	11.09%	06/30/2027	EUR	326	319,355

Term Loan (6 mo. EURIBOR + 8.00%)	10.91%	06/30/2027	EUR	1,867	1,831,147

Term Loan (6 mo. EURIBOR + 8.00%)	4.86%	12/31/2027	EUR	7,955	4,549,307

					111,117,764

Lodging & Casinos–3.89%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	02/02/2026		$ 7,873	7,430,100

First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.88%	02/02/2026		6,594	6,224,472

Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	8.36%	10/02/2028		5,819	5,578,708

Caesars Entertainment, Inc., Term Loan B (1 mo. Term SOFR + 3.25%)	8.50%	01/26/2030		12,901	12,812,181

Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	7.65%	08/03/2028		7,630	7,570,688

Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 4.00%)	9.15%	01/31/2029		9,978	9,625,879

Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. Term SOFR + 3.25%)	8.41%	07/04/2028		8,078	8,087,921

GVC Finance LLC
Incremental Term Loan (1 mo. Term SOFR + 3.50%)	8.44%	10/31/2029		9,112	9,118,022

Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	7.44%	03/16/2027		2,469	2,457,891

Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	08/02/2028		5,677	5,634,408

HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	6.71%	09/12/2025	EUR	7,800	8,080,959

Term Loan C (6 mo. EURIBOR + 4.50%)	6.96%	09/30/2027	EUR	10,722	10,930,834

Term Loan D (6 mo. EURIBOR + 5.50%)	8.84%	09/12/2027	EUR	10,533	10,879,150

Light & Wonder, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	8.16%	04/07/2029		4,982	4,952,072

Penn National Gaming, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.00%	05/03/2029		7,847	7,789,018

Scientific Games Lottery, Term Loan B (3 mo. Term SOFR + 3.50%)	8.42%	04/04/2029		468	452,741

Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.16%	12/14/2029		2,499	2,499,331

					120,124,375

Nonferrous Metals & Minerals–0.65%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 18.27% Cash Rate (j)	3.00%	09/16/2025		2,041	2,051,577

American Rock Salt Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	9.15%	06/09/2028		3,235	3,016,091

Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	12.40%	06/11/2029		369	326,431

AZZ, Inc., Term Loan (1 mo. Term SOFR + 4.25%)	9.50%	05/13/2029		7,188	7,193,469

Form Technologies LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.83%	07/19/2025		5,098	4,677,394

First Lien Term Loan (3 mo. USD LIBOR + 9.00%)	14.33%	10/22/2025		3,045	2,276,309

SCIH Salt Holdings, Inc. (Kissner Group), First Lien Incremental Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	9.15%	03/16/2027		445	434,113

					19,975,384

Oil & Gas–2.37%
Brazos Delaware II LLC, First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.80%	02/01/2030		7,152	6,998,637

Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	11.92%	08/25/2026		5,006	4,836,664

McDermott International Ltd.
LOC(g)	0.00%	06/30/2024		15,188	12,377,969

LOC (3 mo. USD LIBOR + 4.00%)(d)	5.48%	06/30/2024		7,454	5,218,209

PIK Second Lien Term Loan, 3.00% PIK Rate, 6.15% Cash Rate(j)	3.00%	06/30/2025		3,984	2,713,252

Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	06/30/2024		425	345,608

Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (1 mo. Term SOFR + 4.25%)	9.61%	02/14/2030		4,955	4,835,391

Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. Term SOFR + 6.75%)	11.65%	03/18/2024		1,752	1,769,530

Term Loan (1 mo. USD LIBOR + 7.00%)	12.16%	03/19/2024		2,416	2,397,208

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	13.15%	08/27/2026		24,443	24,392,489

TransMontaigne Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.65%	11/17/2028		5,041	4,936,696

WhiteWater Whistler Holdings LLC, Term Loan B (1 mo. Term SOFR + 3.25%)	8.15%	01/25/2030		2,222	2,220,541

					73,042,194

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Publishing–3.20%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	9.15%	08/12/2028		$ 1,232	$ 1,232,643

Cengage Learning, Inc., Term Loan B (6 mo. USD LIBOR + 4.75%)	9.88%	06/29/2026		16,854	15,954,830

Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. Term SOFR + 3.50%)	8.81%	08/21/2026		16,557	15,615,989

Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)(d)	9.12%	12/01/2028		18,748	17,341,767

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
First Lien Term Loan B (1 mo. Term SOFR + 5.25%)	10.50%	04/09/2029		12,668	11,217,423

Second Lien Term Loan B(d)	13.65%	04/08/2030		9,822	8,299,405

McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	10.33%	07/30/2028		17,230	16,233,739

Micro Holding L.P., Term Loan B-3 (1 mo. Term SOFR + 4.25%)	9.40%	04/20/2028		13,736	13,041,964

					98,937,760

Radio & Television–1.05%
Diamond Sports Holdings LLC, Second Lien Term Loan (6 mo. SOFR + 3.50%)(i)	8.31%	08/24/2026		9,684	411,589

E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	8.02%	01/07/2028		3,326	3,155,721

Gray Television, Inc., Term Loan D (1 mo. Term SOFR + 3.00%)	8.11%	12/01/2028		6,381	6,085,848

iHeartCommunications, Inc.
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	8.40%	05/01/2026		2,801	2,208,398

Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	05/01/2026		12,780	10,045,737

Sinclair Television Group, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	8.16%	04/01/2028		12,396	10,371,474

					32,278,767

Retailers (except Food & Drug)–1.66%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	8.90%	03/06/2028		10,393	10,115,125

CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.46%	11/08/2027		9,635	9,395,169

Douglas (Kirk Beauty GmbH) (Germany)
Term Loan B-1(f)	–	04/08/2026	EUR	1,102	1,140,441

Term Loan B-2(f)	–	04/08/2026	EUR	636	658,665

Term Loan B-3 (3 mo. EURIBOR+5.25%)	8.27%	04/08/2026	EUR	1,166	1,207,298

Term Loan B-4(f)	–	04/08/2026	EUR	1,941	2,009,775

Term Loan B-5 (6 mo. EURIBOR + 5.25%)	8.27%	04/08/2026	EUR	433	448,420

Petco Animal Supplies, Inc., First Lien Term loan (3 mo. Term SOFR + 3.25%)	8.41%	03/02/2028		6,088	5,975,171

PetSmart, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.00%	02/11/2028		12,827	12,673,030

Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	10.66%	04/26/2028		7,705	7,555,546

					51,178,640

Surface Transport–2.14%
American Trailer World Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.00%	03/03/2028		1,858	1,615,347

Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	9.40%	09/30/2028		3,718	3,655,070

First Student Bidco, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.00%)	9.00%	07/21/2028		682	656,941

Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	9.00%	07/21/2028		9,791	9,436,307

Term Loan B (3 mo. USD LIBOR + 3.00%)	8.14%	07/21/2028		12,975	12,094,174

Term Loan C (3 mo. USD LIBOR + 3.00%)	8.14%	07/21/2028		4,850	4,520,921

Hurtigruten (Explorer II AS) (Norway), Term Loan B	9.70%	02/26/2027	EUR	14,280	13,837,629

Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	10.34%	12/22/2028		2,136	1,836,778

PODS LLC
Incremental Term Loan B (3 mo. USD LIBOR + 4.00%)(d)	9.27%	04/01/2028		3,860	3,690,800

Term Loan B (1 mo. USD LIBOR + 3.00%)	8.27%	04/01/2028		11,339	10,861,613

STG - XPOI Opportunity, Term Loan B (1 mo. Term SOFR + 6.00%)(d)	11.25%	03/24/2028		4,036	3,884,869

					66,090,449

Telecommunications–5.94%
Avaya, Inc.
DIP Term Loan(d)(f)	–	08/15/2023		5,190	5,371,945

Term Loan B-1	9.09%	12/15/2027		21,667	5,294,813

Term Loan B-2	8.84%	12/15/2027		6,107	1,465,786

Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	8.36%	11/30/2027		3,175	3,065,929

CCI Buyer, Inc. (Consumer Cellular), Term Loan(f)	–	12/17/2027		13,788	13,142,723

CenturyLink, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.52%	03/15/2027		23,534	16,309,020

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Telecommunications–(continued)
Consolidated Communications, Inc., Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.77%	10/02/2027	$ 4,000	$ 3,456,660

Crown Subsea Communications Holding, Inc.
Incremental Term Loan (1 mo. Term SOFR + 5.25%)	10.36%	04/27/2027	6,089	6,085,327

Term Loan (1 mo. Term SOFR + 4.75%)	10.11%	04/27/2027	10,393	10,341,439

Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. USD LIBOR + 3.00%)	8.19%	11/12/2027	2,702	2,581,658

Frontier Communications Corp., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.94%	05/01/2028	39	36,155

II-VI, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.02%	07/01/2029	11,192	11,121,666

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	8.66%	12/11/2026	2,688	2,672,589

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. Term SOFR + 4.25%)	9.44%	02/01/2029	24,113	23,749,651

MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	9.56%	11/30/2025	164	46,246

Second Lien Term Loan (6 mo. Term SOFR + 6.70%)	11.78%	11/01/2027	23,470	13,495,519

Term Loan (6 mo. Term SOFR + 6.44%)	11.52%	11/01/2027	9,986	8,821,290

Third Lien Term Loan (6 mo. Term SOFR + 9.25%)(d)	14.33%	11/01/2027	8,152	4,279,733

Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.40%	09/25/2026	10,401	8,668,630

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	8.03%	12/07/2026	15,834	9,651,516

Viasat, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.65%	03/02/2029	6,363	6,144,273

Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)(d)	9.36%	05/10/2029	5,999	5,923,906

Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.50%	09/21/2027	7,799	7,077,428

Zayo Group Holdings, Inc.
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.40%	03/09/2027	3,816	3,021,802

Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	03/09/2027	15,138	11,697,298

				183,523,002

Utilities–2.35%
APLP Holdings L.P. (Canada), Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	05/14/2027	2,806	2,792,975

Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	7.90%	08/01/2025	1,300	1,288,192

Incremental Term Loan (1 mo. Term SOFR + 3.75%)	8.90%	08/01/2025	9,681	9,680,111

Eastern Power LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.91%	10/02/2025	6,014	5,736,259

Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%)(d)	18.16%	07/28/2026	4,165	4,185,804

Second Lien Term Loan (Prime Rate + 1.50%)(d)	6.66%	07/28/2028	4,043	1,819,162

Generation Bridge LLC
Term Loan B (3 mo. USD LIBOR + 5.00%)	10.15%	12/01/2028	2,416	2,416,378

Term Loan C (1 mo. USD LIBOR + 5.00%)	10.15%	12/01/2028	56	56,362

Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	8.90%	11/09/2026	9,467	9,017,488

KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	9.73%	08/14/2026	4,057	3,473,909

Lightstone Holdco LLC
Term Loan B (1 mo. Term SOFR + 5.75%)	10.90%	02/01/2027	14,371	12,879,987

Term Loan C (1 mo. Term SOFR + 5.75%)	10.90%	02/01/2027	810	725,651

Nautilus Power LLC, Term Loan (3 mo. Term SOFR + 5.25%)	10.24%	11/16/2026	6,250	4,687,801

Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	8.15%	06/23/2028	512	489,587

Talen Energy Supply LLC
Term Loan B	9.59%	05/27/2030	5,411	5,294,822

Term Loan C	9.59%	05/27/2030	4,385	4,290,631

USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.65%	05/12/2028	4,024	3,876,608

				72,711,727

Total Variable Rate Senior Loan Interests (Cost $2,689,090,098)				2,474,819,544

	Shares
Common Stocks & Other Equity Interests–6.06%(k)
Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(d)	12,156	0

Business Equipment & Services–0.85%
Checkout Holding Corp.	245,192	0

iQor US, Inc.	451,676	564,595

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Shares	Value

Business Equipment & Services–(continued)
My Alarm Center LLC, Class A(d)(l)	162,067	$25,525,595

		26,090,190

Containers & Glass Products–0.20%
Libbey Glass LLC (Acquired 11/13/2020-02/10/2022; Cost $3,769,218)(e)	864,916	6,097,658

Electronics & Electrical–0.00%
Fusion Connect, Inc. (Acquired 05/03/2018-12/31/2019; Cost $1,142)(d)(e)	113	1

Fusion Connect, Inc., Wts., expiring 01/14/2040 (Acquired 05/03/2018-12/31/2019; Cost $10,615,018)(d)(e)(l)	1,052,649	10,526

Riverbed Technology, Inc.(d)	113,463	5,673

Sungard Availability Services Capital, Inc. (Acquired 06/27/2018-05/03/2019; Cost $3,020,003)(e)	37,318	21,085

		37,285

Industrial Equipment–0.17%
North American Lifting Holdings, Inc.(l)	679,193	5,320,458

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(e)	781,854	0

Vue International Bidco PLC(d)	7,855,967	0

		0

Oil & Gas–4.73%
Harvey Gulf International Marine LLC (Acquired 03/18/2014-07/02/2018; Cost $10,077,450)(e)(l)	116,926	4,326,262

Larchmont Resources LLC (Acquired 12/09/2016; Cost $2,732,241)(d)(e)(l)	8,096	210,484

McDermott International Ltd.(d)	789,865	262,630

QuarterNorth Energy Holding, Inc.(d)(l)	671,335	121,625,762

Sabine Oil & Gas Holdings, Inc. (Acquired 01/16/2013-03/12/2021; Cost $18,267,226)(d)(e)(m)	18,025	3,425

Seadrill Ltd.(m)	234,609	8,316,889

Southcross Energy Partners L.P. (Acquired 07/30/2014-10/29/2020; Cost $29,026,224)(d)(e)(l)	2,914,935	80,160

Tribune Resources LLC (Acquired 03/30/2018; Cost $18,014,717)(e)(l)	5,811,199	11,259,198

Tribune Resources LLC, Wts., expiring 04/03/2023 (Acquired 03/30/2018; Cost $150,456)(e)(l)	1,504,557	37,614

		146,122,424

Surface Transport–0.11%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(d)(e)	35,397	1,168,101

Commercial Barge Line Co., Series A, Wts.	29,140	728,500

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 01/31/2020-05/12/2022; Cost $0)(d)(e)(l)	276,912	129,802

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/12/2022; Cost $0)(d)(e)(l)	200,230	125,144

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(e)(l)	37,211	1,227,963

		3,379,510

Utilities–0.00%
Frontera Generation Holdings LLC(d)(l)	295,967	4,440

Total Common Stocks & Other Equity Interests (Cost $186,070,637)		187,051,965

	Interest Rate	Maturity Date		Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–4.12%(n)
Automotive–0.24%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(o)(p)	13.01%	04/19/2026	SEK	71,250	5,941,987

Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(o)(p)	7.49%	09/30/2028	EUR	1,369	1,367,162

					7,309,149

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value

Building & Development–0.20%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(o)(p)	8.18%	01/15/2027	EUR	750	$778,109

Haya (Holdco2 PLC/Real Estate SAU) (Spain) (3 mo. EURIBOR + 9.00%)(p)	12.46%	11/30/2025	EUR	10,024	4,199,985

Ideal Standard International S.A. (Belgium)(o)	6.38%	07/30/2026	EUR	2,054	1,174,604

					6,152,698

Cable & Satellite Television–0.09%
Altice Finco S.A. (Luxembourg)(o)	4.75%	01/15/2028	EUR	3,744	2,683,028

Chemicals & Plastics–0.04%
Herens Midco S.a.r.l. (Luxembourg)(o)	5.25%	05/15/2029	EUR	1,770	1,191,893

Electronics & Electrical–0.25%
Nobel Bidco B.V. (Netherlands)(o)	3.13%	06/15/2028	EUR	9,070	7,655,287

Financial Intermediaries–1.95%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(o)(p)	8.25%	08/01/2024	EUR	13,583	10,074,863

Garfunkelux Holdco 3 S.A. (Luxembourg)(o)	6.75%	11/01/2025	EUR	2,100	1,647,782

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(o)(p)	9.50%	05/01/2026	EUR	10,341	8,791,675

Garfunkelux Holdco 3 S.A. (Luxembourg)(o)	6.75%	11/01/2025	EUR	1,000	784,658

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(o)(p)	9.50%	05/01/2026	EUR	1,825	1,551,572

Kane Bidco Ltd. (United Kingdom)(o)	5.00%	02/15/2027	EUR	976	972,311

Kane Bidco Ltd. (United Kingdom)(o)	6.50%	02/15/2027	GBP	1,219	1,346,541

Sherwood Financing PLC (United Kingdom)(o)	4.50%	11/15/2026	EUR	1,391	1,260,283

Sherwood Financing PLC (United Kingdom)(o)	6.00%	11/15/2026	GBP	1,404	1,432,161

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(o)(p)	7.95%	11/15/2027	EUR	9,180	9,074,113

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(o)(p)	7.95%	11/15/2027	EUR	1,000	988,466

Very Group Funding PLC (The) (United Kingdom)(o)	6.50%	08/01/2026	GBP	14,141	13,593,912

Zenith Finco PLC (United Kingdom)(o)	6.50%	06/30/2027	GBP	9,042	8,764,506

					60,282,843

Food Products–0.52%
Sigma Holdco B.V. (Netherlands)(o)	5.75%	05/15/2026	EUR	17,850	16,001,523

Industrial Equipment–0.13%
Summer (BC) Holdco A S.a.r.l. (Luxembourg)(o)	9.25%	10/31/2027	EUR	4,597	3,923,443

Leisure Goods, Activities & Movies–0.04%
Deuce Finco PLC (United Kingdom)(o)	5.50%	06/15/2027	GBP	1,363	1,429,762

Retailers (except Food & Drug)–0.64%
Douglas GmbH (Germany)(o)	6.00%	04/08/2026	EUR	5,000	4,913,601

Douglas GmbH (Germany)(o)	6.00%	04/08/2026	EUR	6,486	6,373,923

Kirk Beauty SUN GmbH, (Germany)(o)	9.00%	10/01/2026	EUR	10,867	8,682,042

					19,969,566

Surface Transport–0.02%
Zenith Finco PLC (United Kingdom)(o)	6.50%	06/30/2027	GBP	752	728,922

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $158,537,690)					127,328,114

U.S. Dollar Denominated Bonds & Notes–2.57%
Aerospace & Defense–0.30%
Castlelake Aviation Finance DAC (o)	5.00%	04/15/2027		$5,800	5,136,596

Rand Parent LLC(o)	8.50%	02/15/2030		4,914	4,247,563

					9,384,159

Automotive–0.01%
Clarios Global L.P./Clarios US Finance Co. (o)	6.75%	05/15/2028		314	314,308

Building & Development–0.39%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/15/2020-12/11/2020; Cost $10,368,089)(e)(o)	5.75%	05/15/2026		5,180	4,606,549

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Building & Development–(continued)
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(o)	4.50%	04/01/2027	$9,367	$7,497,581

				12,104,130

Business Equipment & Services–0.13%
ADT Security Corp. (The) (o)	4.13%	08/01/2029	4,743	4,145,097

Cable & Satellite Television–0.68%
Altice Financing S.A. (Luxembourg) (o)	5.75%	08/15/2029	1,414	1,079,520

Altice Financing S.A. (Luxembourg)(o)	5.00%	01/15/2028	15,051	11,775,022

Altice France S.A. (France)(o)	5.50%	10/15/2029	6,838	4,968,491

Virgin Media Secured Finance PLC (United Kingdom)(o)	4.50%	08/15/2030	3,741	3,114,112

				20,937,145

Chemicals & Plastics–0.33%
SK Invictus Intermediate II S.a.r.l. (o)	5.00%	10/30/2029	12,826	10,196,221

Food Products–0.01%
Sigma Holdco B.V. (Netherlands) (o)	7.88%	05/15/2026	250	212,661

Food Service–0.09%
WW International, Inc. (o)	4.50%	04/15/2029	4,476	2,701,423

Health Care–0.05%
Global Medical Response, Inc. (o)	6.50%	10/01/2025	2,186	1,479,015

Industrial Equipment–0.09%
Chart Industries, Inc. (o)	7.50%	01/01/2030	669	676,573

Emerald Debt Merger Sub LLC(o)	6.63%	12/15/2030	2,323	2,307,320

				2,983,893

Lodging & Casinos–0.05%
Caesars Entertainment, Inc. (o)	7.00%	02/15/2030	1,548	1,556,492

Publishing–0.05%
McGraw-Hill Education, Inc. (o)	5.75%	08/01/2028	1,889	1,612,828

Radio & Television–0.06%
Diamond Sports Group LLC/Diamond Sports Finance Co. (h)(i)(o)	0.00%	08/15/2026	6,116	272,256

iHeartCommunications, Inc.	6.38%	05/01/2026	2,000	1,520,924

				1,793,180

Retailers (except Food & Drug)–0.11%
Evergreen Acqco 1 L.P./TVI, Inc. (o)	9.75%	04/26/2028	3,315	3,320,155

Telecommunications–0.22%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (o)	6.75%	10/01/2026	3,771	3,640,480

Windstream Escrow LLC/Windstream Escrow Finance Corp.(o)	7.75%	08/15/2028	3,818	3,108,064

				6,748,544

Total U.S. Dollar Denominated Bonds & Notes (Cost $96,554,672)				79,489,251

			Shares

Preferred Stocks–1.86%(k)
Electronics & Electrical–0.00%
Riverbed Technology, Inc., Pfd.(d)			223,646	11,182

Nonferrous Metals & Minerals–1.24%
ACNR Holdings, Inc., Pfd.			68,978	38,282,790

Oil & Gas–0.10%
McDermott International Ltd., Pfd.(d)			4,210	2,736,505

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(d)(e)(l)			11,609,066	417,927

				3,154,432

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

	Shares	Value

Surface Transport–0.52%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-08/25/2020; Cost $4,105,181)(e)	103,992	$2,547,804

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/01/2021; Cost $4,315,155)(e)(l)	109,316	2,678,242

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(e)	142,554	6,414,930

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(e)(l)	100,115	4,505,175

		16,146,151

Total Preferred Stocks (Cost $25,926,666)		57,594,555

	Interest Rate	Maturity Date		Principal Amount (000)(a)

Asset-Backed Securities–0.58%
Structured Products–0.58%
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%) (n)(o)(p)	10.26%	04/24/2034	EUR	977	922,638

CIFC Funding Ltd., Series 2014-4RA, Class DR (Cayman Islands) (3 mo. USD LIBOR + 7.00%)(o)(p)	12.25%	01/17/2035		$1,250	1,158,455

CVC Cordatus Loan Fund XXIII DAC, Series 23A, Class E (Ireland) (3 mo. EURIBOR + 7.26%)(n)(o)(p)	10.52%	04/25/2036	EUR	2,873	2,914,913

Empower CLO Ltd., Series 2023-1A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.22%)(o)(p)	13.29%	04/25/2036		3,500	3,459,278

Jubilee CLO DAC, Series 2018-21A, Class ER (Ireland) (3 mo. EURIBOR + 6.07%)(n)(o)(p)	9.25%	04/15/2035	EUR	1,959	1,847,125

Madison Park Funding XVIII Ltd., Series 2015-18A, Class ER (Cayman Islands) (3 mo. USD LIBOR + 6.35%)(o)(p)	11.61%	10/21/2030		3,150	2,808,687

Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.95%)(o)(p)	10.21%	04/15/2029		3,275	2,977,489

Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.95%)(o)(p)	11.21%	10/25/2031		2,200	1,835,256

Total Asset-Backed Securities (Cost $19,187,391)					17,923,841

Municipal Obligations–0.44%
Arizona–0.44%
Arizona (State of) Industrial Development Authority (NewLife Forest Restoration, LLC), Series 2022, RB (Cost $14,623,724)(o)	0.00%	01/01/2028		15,883	13,537,823

	Shares
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(l)(q)	11,428,393	11,428,393

Invesco Treasury Portfolio, Institutional Class, 5.04%(l)(q)	7,155,481	7,155,481

Total Money Market Funds (Cost $18,583,874)		18,583,874

TOTAL INVESTMENTS IN SECURITIES–96.36% (Cost $3,208,574,752)		2,976,328,967

OTHER ASSETS LESS LIABILITIES–3.64%		112,306,171

NET ASSETS–100.00%		$3,088,635,138

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at May 31, 2023 was $103,853,659, which represented 3.36% of the Fund’s Net Assets.
(f)	This variable rate interest will settle after May 31, 2023, at which time the interest rate will be determined.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	The borrower has filed for protection in federal bankruptcy court.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2023 was $46,411,966, which represented 1.50% of the Fund’s Net Assets.

(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Securities acquired through the restructuring of senior loans.
(l)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$110,290,453	$389,213,348	$(488,075,408)	$-	$-	$11,428,393	$1,516,209

Invesco Treasury Portfolio, Institutional Class	69,840,969	259,475,566	(322,161,054)	-	-	7,155,481	925,165

Investments in Other Affiliates:

Commercial Barge Line Co., Wts., expiring 04/27/2045	725,614	-	-	502,349	-	1,227,963	-

Commercial Barge Line Co., Series A, Pfd., Wts.,expiring 04/27/2045	3,484,453	-	(728,499)	414,000	(491,712)	2,678,242	-

Commercial Barge Line Co., Series B, Pfd., Wts.,expiring 04/27/2045	4,880,606	-	-	(375,431)	-	4,505,175	-

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030	584,111	-	(584,133)	(454,309)	584,133	129,802	-

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045	563,147	-	(563,168)	(438,003)	563,168	125,144	-

Frontera Generation Holdings LLC	92,490	-	-	(88,050)	-	4,440	-

Fusion Connect, Inc., Wts., expiring 01/14/2040	10,526	-	-	-	-	10,526	-

Harvey Gulf International Marine LLC	2,747,761	-	-	1,578,501	-	4,326,262	-

Larchmont Resources LLC	809,553	-	-	(599,069)	-	210,484	546,742

My Alarm Center LLC, Class A	25,849,729	-	-	(324,134)	-	25,525,595	-

North American Lifting Holdings, Inc.	6,791,930	-	-	(1,471,472)	-	5,320,458	-

QuarterNorth Energy Holding, Inc.	80,784,090	-	-	40,841,672	-	121,625,762	4,160,800

Southcross Energy Partners L.P., Series A, Pfd.	870,680	-	-	(452,753)	-	417,927	1,139,915

Southcross Energy Partners L.P.	87,448	-	-	(7,288)	-	80,160	-

Tribune Resources LLC, Wts., expiring 04/03/2023	37,614	-	-	-	-	37,614	-

Tribune Resources LLC	16,163,850	-	-	(4,904,652)	-	11,259,198	-

Total	$324,615,024	$648,688,914	$(812,112,262)	$34,221,361	$655,589	$196,068,626	$8,288,831

(m)	Non-income producing security.
(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $232,558,120, which represented 7.53% of the Fund’s Net Assets.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts

Settlement Date			Contract to			Unrealized Appreciation (Depreciation)
	Counterparty		Deliver		Receive

Currency Risk

06/30/2023	Bank of New York Mellon (The)	EUR	89,123,705	USD	98,646,573	$3,227,737

06/30/2023	Barclays Bank PLC	GBP	14,317,243	USD	17,867,170	46,554

06/30/2023	Barclays Bank PLC	SEK	66,698,425	USD	6,519,748	364,014

06/30/2023	BNP Paribas S.A.	USD	17,688,068	GBP	14,285,155	92,608

07/31/2023	BNP Paribas S.A.	EUR	88,710,357	USD	95,848,649	708,927

07/31/2023	BNP Paribas S.A.	SEK	64,905,257	USD	6,093,270	93,314

06/30/2023	Canadian Imperial Bank of Commerce	EUR	3,662,599	USD	3,954,053	32,752

06/30/2023	Morgan Stanley and Co. International PLC	EUR	91,497,025	USD	101,075,138	3,115,345

06/30/2023	Morgan Stanley and Co. International PLC	GBP	15,051,584	USD	18,781,056	46,409

06/30/2023	Morgan Stanley and Co. International PLC	USD	17,423,880	GBP	14,071,943	91,412

06/30/2023	Royal Bank of Canada	USD	18,077,575	GBP	14,596,288	90,366

07/31/2023	Royal Bank of Canada	EUR	88,192,827	USD	95,223,526	638,842

06/30/2023	State Street Bank & Trust Co.	EUR	3,000,000	USD	3,237,636	25,735

07/31/2023	State Street Bank & Trust Co.	EUR	88,048,339	USD	94,883,091	453,368

06/30/2023	Toronto-Dominion Bank (The)	EUR	89,123,705	USD	98,480,001	3,061,165

06/30/2023	Toronto-Dominion Bank (The)	GBP	14,534,171	USD	18,133,703	43,078

06/30/2023	UBS AG	GBP	2,000,000	USD	2,493,962	4,570

Subtotal–Appreciation						12,136,196

Currency Risk

06/30/2023	Barclays Bank PLC	USD	2,216,152	EUR	2,000,000	(74,886)

06/30/2023	Barclays Bank PLC	USD	1,087,048	GBP	865,783	(9,411)

06/30/2023	BNP Paribas S.A.	USD	99,546,812	EUR	92,210,357	(823,302)

06/30/2023	BNP Paribas S.A.	USD	6,260,860	SEK	66,698,425	(105,126)

07/31/2023	BNP Paribas S.A.	GBP	14,285,154	USD	17,697,177	(93,105)

07/31/2023	BNP Paribas S.A.	USD	2,151,792	EUR	2,000,000	(6,840)

06/30/2023	Morgan Stanley and Co. International PLC	USD	3,283,541	EUR	3,000,000	(71,640)

06/30/2023	Morgan Stanley and Co. International PLC	USD	2,504,316	GBP	2,000,000	(14,924)

07/31/2023	Morgan Stanley and Co. International PLC	GBP	14,071,943	USD	17,432,894	(91,860)

07/31/2023	Morgan Stanley and Co. International PLC	USD	1,076,901	EUR	1,000,000	(4,425)

06/30/2023	Royal Bank of Canada	USD	96,532,168	EUR	89,548,339	(658,705)

06/30/2023	Royal Bank of Canada	USD	1,368,298	GBP	1,083,829	(19,261)

07/31/2023	Royal Bank of Canada	GBP	14,285,154	USD	17,701,878	(88,404)

07/31/2023	Royal Bank of Canada	USD	1,079,168	EUR	1,000,000	(6,692)

06/30/2023	State Street Bank & Trust Co.	USD	94,713,598	EUR	88,048,339	(446,085)

06/30/2023	UBS AG	GBP	1,000,000	USD	1,242,998	(1,698)

06/30/2023	UBS AG	USD	1,758,946	EUR	1,600,000	(45,932)

Subtotal–Depreciation						(2,562,296)

Total Forward Foreign Currency Contracts						$9,573,900

Abbreviations:

EUR GBP SEK USD	– Euro – British Pound Sterling – Swedish Krona – U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$2,221,777,334	$253,026,385	$2,474,819,544

Common Stocks & Other Equity Interests	8,316,889	29,583,333	149,151,743	187,051,965

Non-U.S. Dollar Denominated Bonds & Notes	–	127,328,114	–	127,328,114

U.S. Dollar Denominated Bonds & Notes	–	79,489,251	–	79,489,251

Preferred Stocks	–	54,428,941	3,165,614	57,594,555

Asset-Backed Securities	–	17,923,841	–	17,923,841

Municipal Obligations	–	13,537,823	–	13,537,823

Money Market Funds	18,583,874	–	–	18,583,874

Total Investments in Securities	26,900,763	2,544,068,637	405,343,742	2,976,328,967

Other Investments - Assets*

Investments Matured	–	6,903,568	–	6,903,568

Forward Foreign Currency Contracts	–	12,136,196	–	12,136,196

	–	19,039,764	–	19,039,764

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(2,562,296)	–	(2,562,296)

Total Other Investments	–	16,477,468	–	16,477,468

Total Investments	$26,900,763	$2,560,546,105	$405,343,742	$2,992,790,610

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended May 31, 2023:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	08/31/22	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3*	Level 3*	05/31/23

Variable Rate Senior Loan Interests	$290,176,775	$80,010,887	$(53,898,990)	$1,269,237	$(2,652,928)	$9,875,948	$33,654,054	$(105,408,598)	$253,026,385

Common Stocks & Other Equity Interests	48,978,198	–	(3,126,487)	–	(7,657,112)	47,776,657	82,279,128	(19,098,640)	149,151,743

Preferred Stocks	3,607,185	1,475,460	–	–	–	(2,789,351)	872,320	–	3,165,614

Total	$342,762,158	$81,486,347	$(57,025,477)	$1,269,237	$(10,310,040)	$54,863,254	$116,805,502	$(124,507,238)	$405,343,742

* Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Senior Floating Rate Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

				Range of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable
	at 05/31/23	Technique	Inputs	Inputs	Input Used

QuarterNorth Energy, Inc.	$121,625,762	Enterprise Value	Barrel of Oil Equivalent Per Day	N/A	39,553 (a)

(a)

The Fund fair values certain common equity securities using an enterprise value approach, which utilizes market comps, recent mergers & acquisitions transactions, barrel of oil equivalent per day and projected production. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Floating Rate Fund